Summary of Quarterly Operating Results (Unaudited)	12 Months Ended
May 31, 2014
Summary of Quarterly Operating Results [Abstract]
Summary of Quarterly Operating Results (Unaudited)

NOTE 20: SUMMARY OF QUARTERLY OPERATING RESULTS (UNAUDITED)

	First	Second	Third	Fourth
(in millions, except per share amounts)	Quarter	Quarter	Quarter	Quarter

2014
Revenues	$11,024	$11,403	$11,301	$11,839
Operating income	795	827	641	1,183
Net income	489	500	378	730
Basic earnings per common share(1)	1.54	1.58	1.24	2.49
Diluted earnings per common share(1)	1.53	1.57	1.23	2.46

2013(2)
Revenues	$10,792	$11,107	$10,953	$11,435
Operating income	742	718	589	502
Net income	459	438	361	303
Basic earnings per common share(1)	1.46	1.39	1.14	0.96
Diluted earnings per common share(1)	1.45	1.39	1.13	0.95

(1)	The sum of the quarterly earnings per share may not equal annual amounts due to differences in the weighted-average number of shares outstanding during the respective periods.
(2)	The fourth quarter of 2013 includes $496 million of business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines at FedEx Express. The third quarter of 2013 includes $47 million of business realignment costs. The second quarter of 2013 includes $13 million of business realignment costs.